Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	June 30, 2019	December 31, 2018
Shop machinery and equipment	$147,194	$87,534
Computers and electronics	51,398	32,093
Office furniture and fixtures	39,080	37,814
Leasehold improvements	37,748	19,514
	275,420	176,955
Less - accumulated depreciation	(145,574)	(123,725)
	$129,846	$53,230